Lease	12 Months Ended
Mar. 31, 2020
Leases [Abstract]
LEASE
7.	LEASE

Leases are classified as operating leases or finance leases in accordance with ASC 842. The Company's operating leases mainly related to the Company's office facilities. For leases with terms greater than 12 months, the Company records the related asset and lease liability at the present value of lease payments over the term. The Company's current lease does not include rental escalation clauses, renewal options and/or termination options. If such options exist, the Company will factor these considerations into the Company's determination of lease payments when appropriate. As of March 31, 2020, the Company has no outstanding finance lease.

As of March 31, 2020, the weighted average remaining lease term was 1 year and weighted average discount rate was 5% for the Company's operating leases.

Operating lease cost for the year ended March 31, 2020 was $75,950, which excluded cost of short-term contracts. Short-term lease cost for the year ended March 31, 2020 was $4,334. There was no variable lease cost during the year ended March 31, 2020. For the year ended March 31, 2020, no lease cost was capitalized.

Future lease payments under operating leases as of March 31, 2020 were as follows:

Year ending March 31,	March 31, 2020
2021	$68,528
2022	-
2023	-
2024	-
2025	-
Thereafter	-
Total future lease payments	$68,528

Less: Imputed interest	5,185
Total lease liability balance	$63,343

On February 2017, the Company has cancelled certain lease agreements prior to the end of the lease terms. The Company's rent was waived by the unaffiliated third-party landlord of the property as the Company satisfied certain annual obligations according to the terms and conditions of the lease agreement. For the year ended March 31, 2018, as a result of the cancellation of these lease agreements, the Company accrued rent expenses and penalties totaling $111,885 (RMB 770,950).

In February 2019, the Company ended its prior lease agreement and moved to new office location where it entered into a two year lease that expires on January 31, 2021. The Company paid $62,570 as a security deposit for the office lease.